FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21242

Nuveen Quality Preferred Income Fund 3

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Jessica R. Droeger – Vice President and Secretary

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: July 31

Date of reporting period: June 30, 2004

NUVEEN QUALITY PREFERRED INCOME FUND 3				FORM N-PX

Issuer	Ticker	Cusip	Meeting Date	Subject Matter	Proposed By	Fund Voted (Y/N)	How Voted	For/Against Management

Simon Property Group	spg prg	828806505	5/5/2004	Vote for all Nominees	Issuer	Yes	In favor	For

Simon Property Group	spg prf	828806604	5/5/2004	Vote for all Nominees	Issuer	Yes	In favor	For

New Plan Excel Realty	NXLRZ	648053700	5/12/2004	Vote for all Nominees	Issuer	Yes	In favor	For

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Quality Preferred Income Fund 3

By

/s/ Jessica R. Droeger – Vice President and Secretary

Date

August 30, 2004